OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Noncurrent Disclosure [Abstract]
Schedule Of Other Liabilities Noncurrent [Table Text Block]
The components of other long-term obligations are as follows:

	Successor
	As at		As at
	December 31		September 30
	2013	2012	2012
Environmental and remedial	$5.7	$5.8	$5.9
Other	3.1	3.1	3.1
	$8.8	$8.9	$9.0

Schedule of Asset Retirement Obligations [Table Text Block]
The following table provides a reconciliation of the company’s asset retirement obligations.

	Successor		Predecessor
		Three months	Nine months
	Year ended	ended	ended
	December 31,	December 31,	September 30,
	2013	2012	2012
Balance, beginning of period	$6.1	$6.2	$8.5
Liabilities settled	(0.3)	(0.1)	–
Liabilities derecognized	–	–	(2.3)
Accretion expense	0.2	–	–
Balance, end of period	$6.0	$6.1	$6.2

Asset Retirement Obligations Classification [Table Text Block]
The balance sheet classification for asset retirement obligations is as follows:

	Successor
	As at		As at
	December 31,		September 30,
	2013	2012	2012
Other long-term obligations	$5.7	$5.8	$5.9
Accounts payable and accrued liabilities	0.3	0.3	0.3
	$6.0	$6.1	$6.2